Share Capital - Schedule of Share Capital Footnotes (Details)							12 Months Ended
	Mar. 05, 2021 USD ($)	Jun. 15, 2020 USD ($)	Aug. 16, 2019 CAD ($) shares	Aug. 16, 2019 USD ($) $ / shares shares	Oct. 24, 2018 USD ($)	Sep. 27, 2018 USD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Share issue related cost							$ 1,256,280		$ 1,741,640		$ 854,256
Gross proceeds from warrant exercises								$ 181,550		$ 1,276,532		$ 2,642,082
Shares
Disclosure of classes of share capital [line items]
Share issue related cost							$ 1,256,280		$ 1,741,640		$ 854,256
Common Stock Purchase Agreement
Disclosure of classes of share capital [line items]
Agreement						$ 26,000,000
Agreement term						30 months
Common Stock Purchase Agreement | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares											2,494,943	2,494,943
Common Stock Purchase Agreement | Issued Capital, Excluding Commitment Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares							0	0	0	0	2,477,665	2,477,665
Gross proceeds from common shares												$ 4,055,725
Common Stock Purchase Agreement | Commitment Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares											17,278	17,278
Share issue related cost												$ 29,758
Payments for share issue costs											$ 3,757
United States ATM
Disclosure of classes of share capital [line items]
Agreement					$ 30,000,000
Agreement term					19 months
Issued (shares) | shares							0	0	6,741,518	6,741,518	4,425,040	4,425,040
Gross proceeds from common shares										$ 17,538,342		$ 6,390,691
Share issue related cost									$ 856,754		$ 344,834
Purchase price (cad and usd per share) | $ / shares										$ 2.42		$ 1.70
Share issue related cost, commissions										$ 526,150		$ 191,721
Net proceeds from issue of ordinary shares										$ 17,012,192		$ 6,198,970
Warrant Derivatives
Disclosure of classes of share capital [line items]
Issued (shares) | shares			4,619,773	4,619,773
Gross proceeds from common shares				$ 3,742,016
Share issue related cost			$ 699,427
Purchase price (cad and usd per share) | $ / shares				$ 0.81
Number of common shares issuable per warrant (shares) | shares				1
Warrant Derivatives | Included in operating expenses
Disclosure of classes of share capital [line items]
Share issue related cost			233,143				$ 0		$ 0		$ 233,143
Warrant Derivatives | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares							201,722	201,722	1,418,369	1,418,369	2,935,647	2,935,647
Common shares per unit (shares) | shares				1
Shares issued, fair value of common share (usd per share) | $ / shares				$ 0.54
2020 United States ATM
Disclosure of classes of share capital [line items]
Agreement		$ 40,000,000
Agreement term		25 months
Issued (shares) | shares							5,685,097	5,685,097	5,441,014	5,441,014
Gross proceeds from common shares								$ 18,503,188		$ 12,628,775
Share issue related cost							$ 707,421		$ 884,886
Purchase price (cad and usd per share) | $ / shares								$ 3.25		$ 2.11
Share issue related cost, commissions								$ 555,096		$ 378,863
Net proceeds from issue of ordinary shares								$ 17,948,092		$ 12,249,911
2021 United States ATM
Disclosure of classes of share capital [line items]
Agreement	$ 80,000,000
Agreement term	16 months
Issued (shares) | shares							2,715,932	2,715,932
Gross proceeds from common shares								$ 8,654,892
Share issue related cost							$ 548,859
Purchase price (cad and usd per share) | $ / shares								$ 3.19
Share issue related cost, commissions								$ 259,647
Net proceeds from issue of ordinary shares								$ 8,395,245
Warrants
Disclosure of classes of share capital [line items]
Warrants exercised							$ 455,670		$ 4,636,317		$ 5,687,003
Warrants exercised (shares) | shares							201,722	201,722	1,418,369	1,418,369	2,935,647	2,935,647
Warrants | Warrant Derivatives
Disclosure of classes of share capital [line items]
Share issue related cost			$ 466,284
Common shares per unit (shares) | shares				1
Shares issued, fair value of common share (usd per share) | $ / shares				$ 0.27
Exercise price (usd per share) | $ / shares				$ 0.90